Income Taxes - Reconciliation of the beginning and ending amount of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024
Income Taxes
Valuation allowance at beginning of year	$ 128,636	$ 128,579
Change in valuation allowance	(2,433)	57
Valuation allowance at end of year	$ 126,203	$ 128,636